Related Party Transactions - Balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from (to) related party	$ 5,172	$ 3,353
OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	4,047	719
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,047	$ 719